Cover	Oct. 13, 2022
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Oct. 13, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2862618
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-152805
Entity Address Address Line 1	11th Floor
Entity Address Address Line 2	Ten Grand Street
Entity Address City Or Town	Brooklyn
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11249
City Area Code	866
Local Phone Number	241-0670
Amendment Description	As previously disclosed in a Current Report on Form 8-K filed with the Securities and Exchange Commission on October 18, 2022, effective October 13, 2022, The Healing Company Inc., a Nevada corporation (the “Company”), and HLCO Borrower LLC, a Delaware limited liability company (together being referred to as the “Buyer”), entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Your Super, Inc., a Delaware corporation (the “Seller”), and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative of the stockholders of the Seller, pursuant to which the Buyer agreed to acquire (the “Acquisition”) substantially all of the Seller’s right, title and interest in and to all of the assets, properties, rights, interests, claims and goodwill of the Seller, tangible and intangible, of every kind and description, including all of the capital stock of the subsidiaries of the Seller. The Seller was engaged in the business of manufacturing and marketing non-GMO and certified organic superfoods.